Dividends Payable	12 Months Ended
Dec. 31, 2018
Dividends Payable [Abstract]
DIVIDENDS PAYABLE

NOTE 12: DIVIDENDS PAYABLE

On February 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2015 of $0.75 per share of common stock payable on March 23, 2016 to stockholders of record as of March 17, 2016. A dividend in the aggregate amount of $7,928 was paid on March 23, 2016 out of which $7,544 was paid to the stockholders of record as of March 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On May 11, 2016, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2016 of $0.75 per share of common stock payable on June 22, 2016 to stockholders of record as of June 17, 2016. A dividend in the aggregate amount of $7,923 was paid on June 22, 2016 out of which $7,539 was paid to the stockholders of record as of June 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On August 10, 2016, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2016 of $0.75 per share of common stock payable on September 21, 2016 to stockholders of record as of September 14, 2016. A dividend in the aggregate amount of $7,918 was paid on September 21, 2016 out of which $7,534 was paid to the stockholders of record as of September 14, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On November 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2016 of $0.75 per share of common stock payable on December 21, 2016 to stockholders of record as of December 14, 2016. A dividend in the aggregate amount of $7,913 was paid on December 21, 2016 out of which $7,529 was paid to the stockholders of record as of December 14, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On February 3, 2017, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2016 of $0.75 per share of common stock payable on March 14, 2017 to stockholders of record as of March 7, 2017. A dividend in the aggregate amount of $7,908 was paid on March 14, 2017 out of which $7,524 was paid to the stockholders of record as of March 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On May 12, 2017, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2017 of $0.75 per share of common stock payable on June 14, 2017 to stockholders of record as of June 7, 2017. A dividend in the aggregate amount of $7,904 was paid on June 14, 2017 out of which $7,520 was paid to the stockholders of record as of June 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On August 9, 2017, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2017 of $0.75 per share of common stock payable on September 14, 2017 to stockholders of record as of September 7, 2017. A dividend in the aggregate amount of $7,902 was paid on September 14, 2017 out of which $7,518 was paid to the stockholders of record as of September 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On October 25, 2017, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2017 of $0.75 per share of common stock payable on December 12, 2017 to stockholders of record as of December 6, 2017. A dividend in the aggregate amount of $7,900 was paid on December 12, 2017 out of which $7,516 was paid to the stockholders of record as of December 6, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On January 26, 2018, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2017 of $0.30 per share of common stock payable on March 27, 2018 to stockholders of record as of March 22, 2018. A dividend in the aggregate amount of $3,102 was paid on March 27, 2018 out of which $2,948 was paid to the stockholders of record as of March 22, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On May 4, 2018, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2018 of $0.30 per share of common stock payable on June 27, 2018 to stockholders of record as of June 21, 2018. A dividend in the aggregate amount of $3,065 was paid on June 27, 2018 out of which $2,911 was paid to the stockholders of record as of June 21, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On July 31, 2018, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2018 of $0.30 per share of common stock payable on September 27, 2018 to stockholders of record as of September 20, 2018. A dividend in the aggregate amount of $3,039 was paid on September 27, 2018 out of which $2,885 was paid to the stockholders of record as of September 20, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On November 2, 2018, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2018 of $0.30 per share of common stock payable on December 5, 2018 to stockholders of record as of November 27, 2018. A dividend in the aggregate amount of $3,007 was paid on December 5, 2018 out of which $2,853 was paid to the stockholders of record as of November 27, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock

For the years ended December 31, 2018, December 31, 2017 and December 31, 2016, Navios Acquisition had no outstanding Series B and Series D Preferred Stock.

The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.